Membership Interests (Schedule of Changes to Membership Interests) (Details) - USD ($) $ in Millions	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance at beginning of period			$ 15,630		$ 15,630	$ 14,208	$ 14,208	$ 13,462
Net income	$ 380			$ 324	820	800	968	864	$ 905
Capital contributions from members	647	$ 605	605		1,857	720	1,211	452	425
Distributions to members					(573)	(376)	(753)	(552)	(425)
Other comprehensive (loss) income	(4)				(16)	(6)
Balance at end of period	17,671				17,671		15,630	14,208	13,462
Capital Accounts [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance at beginning of period	17,110		15,814	15,093	15,814	14,388	14,388
Net income	380			324	820	800
Capital contributions from members	647			240	1,857	720
Distributions to members	(219)			(125)	(573)	(376)
Other comprehensive (loss) income	0
Balance at end of period	17,918	17,110		15,532	17,918	15,532	15,814	14,388
Accumulated Other Comprehensive Income (Loss) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance at beginning of period	(232)		(184)	(199)	(184)	(180)	(180)	(162)	(131)
Other comprehensive (loss) income	(15)			(2)	(63)	(21)
Balance at end of period	(247)	(232)		(201)	(247)	(201)	(184)	(180)	$ (162)
Membership Interests [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance at beginning of period	16,878		$ 15,630	14,894	15,630	14,208	14,208
Net income	380			324	820	800
Capital contributions from members	647			240	1,857	720
Distributions to members	(219)			(125)	(573)	(376)
Other comprehensive (loss) income	(15)			(2)	(63)	(21)
Balance at end of period	$ 17,671	$ 16,878		$ 15,331	$ 17,671	$ 15,331	$ 15,630	$ 14,208